Average Annual Total Returns		12 Months Ended	45 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%	14.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.06%
FT Vest Nasdaq-100 Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Percent		16.54%	11.06%
Performance Inception Date	Mar. 19, 2021
FT Vest Nasdaq-100 Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.54%	11.06%
FT Vest Nasdaq-100 Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.79%	8.70%